Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 889,524	¥ 1,118,889
Accumulated impairment losses, at beginning of period	(592,752)	(723,492)
Goodwill, Net at beginning of period	296,772	303,611
Foreign currency translation adjustments and other	22,424	54,093
Goodwill, at end of period	971,075	1,172,982	¥ 1,118,889
Accumulated impairment losses, at end of period	(592,752)	(723,492)	(723,492)
Goodwill, Net at end of period	378,323	341,022	303,611
Goodwill, fully impaired before April 1, 2022	1,900,019
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Goodwill acquired during the six months			59,127	¥ 0
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	¥ 0	¥ (108,468)	¥ 0	¥ (91,786)